Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts Receivable

8.	ACCOUNTS RECEIVABLE
Accounts receivable–net as of March 31, 2022 and December 31, 2021, consists of the following (in thousands):

	March 31, 2022	December 31, 2021
Accounts receivable	$80,907	$82,584
Allowance for doubtful accounts and sales reserves	(4,161)	(3,791)

Accounts receivable—net	$76,746	$78,793

Changes to the allowance for doubtful accounts and sales reserves during the three months ended March 31, 2022 and 2021, consists of the following (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Balance at beginning of period	$3,791	$4,224
Charges to bad debt and sales reserves	1,232	1,066
Write-offs, net	(862)	(1,359)

Balance at end of period	$4,161	$3,931

7.	ACCOUNTS RECEIVABLE
Accounts receivable–net as of December 31, 2021 and 2020, consists of the following (in thousands):

	December 31,
	2021	2020
Accounts receivable	$82,584	$78,331
Allowance for doubtful accounts and sales reserves	(3,791)	(4,224)

Accounts receivable–net	$78,793	$74,107

Changes to the allowance for doubtful accounts and sales reserves during the years ended December 31, 2021 2020 and 2019, consists of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$4,224	$3,970	$3,024
Charges to bad debt and sales reserves	3,634	3,814	3,113
Write-offs, net	(4,067)	(3,560)	(2,167)

Balance at end of period	$3,791	$4,224	$3,970